Intangible Asset	6 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

6. INTANGIBLE ASSET

As of December 31, 2022 and June 30, 2022, intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2022	2022
Copyright licenses	$2,889,491	$2,845,857
SaaS	144,986	149,296
	3,034,477	2,995,153
Less: accumulated amortization	(915,957)	(790,742)
	$2,118,520	$2,204,411

The production copyright was purchased from a third-party production provider in November 2018 for a total cash consideration of approximately $2,086,819, and entitled “Move it.” The content of the production copyright includes but is not limited to music content, stage design, and screen design. The Company has exclusive reproduction rights, distribution rights, rental rights, and other rights in China (including mainland China, Hong Kong, Macau, and Taiwan). The Company acquired only the production copyright from the seller, not the operation or equity interest of the seller. Thus, the Company determined that the acquisition constituted an acquisition of assets for financial statement purposes, rather than an acquisition of a business.

For six months ended December 31, 2022 and six months ended December 31, 2021, amortization expenses amounted to $146,055 and $110,362, respectively.

The following is a schedule, by fiscal year, of the amortization amount of intangible assets as of December 31, 2022:

2022	$260,069
2023	260,069
2024	260,069
2025	260,069
2026	260,069
Thereafter	818,175
Total	$2,118,520